Other Receivables	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Other receivables

Note 5 – Other receivables

Other receivables consist of the following:

	December 31, 2020	December 31, 2019
Other receivables
Rental receivables	$-	$31,275
Other receivables, disposal of revenue equipment	31,082	33,705
Others	11,416,940	364,992
Total Other receivables	$11,448,022	$429,972

Others primarily involve the interest-free advances to third parties. As of December 31, 2020, the outstanding balance of such interest-free advances was $11,164,933. By the end of April 30, 2021, a total of $9,625,911 were collected back and the remaining balance is expected to be fully collected by the end of June 30, 2021.